Commitments and Contingencies - Summary of Future Minimum Rental Commitments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 10,146
2016	8,205
2017	7,016
2018	5,251
2019	4,984
Thereafter	28,836
Total	$ 64,438